Leases	12 Months Ended
Aug. 31, 2011
Leases [Abstract]
Leases
(3)    Leases

The Company owns 21% of its operating locations; the remaining locations are leased premises.  Initial terms are typically 20 to 25 years, followed by additional terms containing cancellation options at five-year intervals, and may include rent escalation clauses.  The commencement date of all lease terms is the earlier of the date the Company becomes legally obligated to make rent payments or the date the Company has the right to control the property.  Additionally, the Company recognizes rent expense on a straight-line basis over the term of the lease.  In addition to minimum fixed rentals, most leases provide for contingent rentals based upon a portion of sales.

Minimum rental commitments at August 31, 2011, under all leases having an initial or remaining non-cancelable term of more than one year are shown below (in millions):

	Capital Lease	Operating Lease
2012	$9	$2,381
2013	11	2,379
2014	11	2,336
2015	10	2,277
2016	10	2,215
Later	168	24,617
Total minimum lease payments	$219	$36,205

The capital lease amount includes $106 million of executory costs and imputed interest.  Total minimum lease payments have not been reduced by minimum sublease rentals of approximately $18 million on leases due in the future under non-cancelable subleases.

The Company provides for future costs related to closed locations.  The liability is based on the present value of future rent obligations and other related costs (net of estimated sublease rent) to the first lease option date.  In fiscal 2011, 2010 and 2009, the Company recorded charges of $54 million, $90 million and $67 million, respectively, for facilities that were closed or relocated under long-term leases.  These charges are reported in selling, general and administrative expenses on the Consolidated Statements of Earnings.

The changes in reserve for facility closings and related lease termination charges include the following (in millions):

	Twelve Months Ended August 31
	2011	2010
Balance – beginning of period	$151	$99
Provision for present value of non-cancellable lease payments of closed facilities	49	77
Assumptions about future sublease income, terminations and changes in interest rates	(19)	(9)
Interest accretion	24	22
Cash payments, net of sublease income	(60)	(45)
Reserve acquired through acquisition	-	7
Balance – end of period	$145	$151

The Company remains secondarily liable on 27 assigned leases.  The maximum potential undiscounted future payments are $30 million at August 31, 2011.  Lease option dates vary, with some extending to 2041.

Rental expense was as follows (in millions):

	2011	2010	2009
Minimum rentals	$2,506	$2,218	$1,973
Contingent rentals	9	9	11
Less: Sublease rental income	(15)	(9)	(9)
	$2,500	$2,218	$1,975